Loans and Allowance for Credit Losses, 90 Days or More Past Due and Still Accruing (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	$ 23,219	$ 23,245
FHA Insured/VA Guaranteed [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	21,274	20,745
Student Loans guaranteed under FFELP [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	900	1,065
Total Consumer [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	902	1,100
Total, not government insured/guaranteed [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	1,045	1,435
Total, not government insured/guaranteed [Member] | Total Commercial [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	143	303
Total, not government insured/guaranteed [Member] | Commercial and Industrial Loans [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	11	47
Total, not government insured/guaranteed [Member] | Commercial Real Estate Mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	35	228
Total, not government insured/guaranteed [Member] | Commercial Real Estate Construction [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	97	27
Total, not government insured/guaranteed [Member] | Foreign Loans [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	0	1
Total, not government insured/guaranteed [Member] | Total Consumer [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	902	1,132
Total, not government insured/guaranteed [Member] | Real estate 1-4 family first mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	354	564
Total, not government insured/guaranteed [Member] | Real estate 1-4 family junior lien mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	86	133
Total, not government insured/guaranteed [Member] | Credit Card [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	321	310
Total, not government insured/guaranteed [Member] | Automobile [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	55	40
Total, not government insured/guaranteed [Member] | Other revolving credit and installment [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
90 days or more past due and still accruing	$ 86	$ 85